Trade Receivable, Net - Aging Analysis of Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 15,476	$ 14,847
Not later than one month [member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	12,630	12,578
1-30 days [member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	1,448	1,045
31-60 days [Member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	672	193
61-90 days [Member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	153	310
91-120 days [Member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	90	17
121 + days [Member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 483	$ 704